Consolidated statement of changes in equity (Parenthetical) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Restatement [abstract]
Increase (decrease) through net exchange differences, goodwill	kr 1,584	kr (2,484)	kr 2,355
Realized gain or losses net	kr 36	kr (24)	kr (90)
Dividends paid per share	kr 1.00	kr 1.00	kr 3.70